Calvert
Emerging Markets Equity Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Brazil — 5.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	282,090	$ 6,790,692
Itau Unibanco Holding SA, PFC Shares	2,069,951	14,793,660
MercadoLibre, Inc.(1)	4,895	9,859,803
Raia Drogasil SA	3,134,619	13,369,112
Rede D'Or Sao Luiz SA(2)	1,020,034	7,554,887
Telefonica Brasil SA	1,105,001	6,615,908
WEG SA	2,194,493	19,386,041
		$ 78,370,103
Chile — 0.8%
Banco de Chile	59,047,378	$11,396,719
		$11,396,719
China — 20.4%
Alibaba Group Holding Ltd.	2,878,600	$52,853,850
Bank of Jiangsu Co. Ltd., Class A	4,827,000	7,185,851
Bank of Ningbo Co. Ltd., Class A	1,533,830	6,165,065
BYD Co. Ltd., Class H	1,038,398	12,690,009
China International Capital Corp. Ltd., Class H(2)	1,997,200	5,044,651
China Merchants Bank Co. Ltd., Class H	3,579,500	24,350,959
Contemporary Amperex Technology Co. Ltd., Class A	162,700	8,555,179
NARI Technology Co. Ltd., Class A	3,624,030	11,660,964
NetEase, Inc.	390,400	10,745,827
Shenzhen Inovance Technology Co. Ltd., Class A	917,483	9,888,034
Tencent Holdings Ltd.	1,195,813	91,770,913
Trip.com Group Ltd. ADR	228,785	16,451,929
Xiaomi Corp., Class B(1)(2)	1,455,400	7,345,154
Yum China Holdings, Inc.	364,651	17,408,439
		$282,116,824
Czech Republic — 0.4%
Komercni Banka AS	106,806	$6,021,678
		$6,021,678
Hong Kong — 2.3%
AIA Group Ltd.	1,569,817	$16,158,273
Hong Kong Exchanges & Clearing Ltd.	285,900	14,958,674
		$31,116,947
Hungary — 0.8%
Richter Gedeon Nyrt	363,164	$10,978,416
		$10,978,416
India — 18.5%
360 ONE WAM Ltd.	524,631	$6,952,493
Avenue Supermarts Ltd.(1)(2)	117,941	4,966,033
Axis Bank Ltd.	871,216	12,319,419
Bajaj Finance Ltd.	1,466,710	16,129,390
CG Power & Industrial Solutions Ltd.	729,296	5,257,970
Colgate-Palmolive India Ltd.	160,806	3,716,347
Security	Shares	Value
India (continued)
HDFC Asset Management Co. Ltd.(2)	451,074	$ 13,417,216
HDFC Bank Ltd.	3,509,401	38,767,973
ICICI Bank Ltd.	2,497,806	37,383,606
IDFC First Bank Ltd.	13,054,385	12,441,507
Lodha Developers Ltd.(2)	549,183	6,493,123
Mahindra & Mahindra Ltd.	679,980	28,082,527
MakeMyTrip Ltd.(1)(3)	115,583	9,491,676
Max Healthcare Institute Ltd.	1,442,748	16,781,208
SBI Life Insurance Co. Ltd.(2)	1,049,719	23,794,013
Shriram Finance Ltd.	831,093	9,223,171
Tata Consultancy Services Ltd.	271,236	9,691,039
		$254,908,711
Indonesia — 0.5%
Cisarua Mountain Dairy Tbk. PT	21,212,200	$7,189,470
		$7,189,470
Malaysia — 1.4%
CIMB Group Holdings Bhd.	9,656,600	$19,609,808
		$19,609,808
Mexico — 3.1%
Grupo Financiero Banorte SAB de CV, Class O	1,522,469	$14,105,719
Kimberly-Clark de Mexico SAB de CV, Class A(3)	2,185,960	4,662,653
Prologis Property Mexico SA de CV	1,630,375	6,810,318
Wal-Mart de Mexico SAB de CV	5,745,045	17,869,219
		$43,447,909
Peru — 0.5%
Credicorp Ltd.	23,918	$6,864,466
		$6,864,466
Poland — 3.1%
Allegro.eu SA(1)(2)	1,740,845	$14,938,124
Budimex SA	39,704	7,023,848
Grupa Kety SA	32,278	8,195,682
Powszechna Kasa Oszczednosci Bank Polski SA	527,588	12,452,125
		$42,609,779
South Africa — 3.6%
AVI Ltd.	1,959,974	$12,511,922
Capitec Bank Holdings Ltd.	80,194	20,130,367
Clicks Group Ltd.	523,779	10,672,755
OUTsurance Group Ltd.	1,427,904	6,178,881
		$49,493,925
South Korea — 12.4%
Hyundai Motor Co.	56,959	$11,762,484
KB Financial Group, Inc.	276,118	23,769,530
Kia Corp.	107,074	9,077,037
NAVER Corp.	73,827	12,410,426
Samsung Electronics Co. Ltd.	962,008	80,630,595

Calvert
Emerging Markets Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
SK Hynix, Inc.	73,286	$ 33,189,604
		$ 170,839,676
Taiwan — 23.6%
Airtac International Group	400,000	$ 11,788,850
Alchip Technologies Ltd.	91,000	10,157,910
ASE Technology Holding Co. Ltd.	1,317,000	10,384,435
Chailease Holding Co. Ltd.	1,544,900	5,178,519
Delta Electronics, Inc.	1,025,000	31,266,532
MediaTek, Inc.	375,000	17,026,947
Taiwan Semiconductor Manufacturing Co. Ltd.	4,141,000	203,560,195
Unimicron Technology Corp.	1,899,000	13,260,435
Wiwynn Corp.	160,000	22,794,651
		$325,418,474
United Kingdom — 2.2%
Antofagasta PLC	690,091	$30,312,610
		$30,312,610
Total Common Stocks (identified cost $883,790,650)		$1,370,695,515

Short-Term Investments — 1.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(4)	19,341,115	$ 19,341,115
Total Short-Term Investments (identified cost $19,341,115)		$ 19,341,115
Value
Total Investments — 100.7% (identified cost $903,131,765)	$1,390,036,630
Other Assets, Less Liabilities — (0.7)%	$ (9,875,536)
Net Assets — 100.0%	$1,380,161,094

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $83,553,201 or 6.1% of the Fund's net assets.
(3)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $502,500 and the total market value of the collateral received by the Fund was $523,344, comprised of U.S. government and/or agencies securities.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.

Calvert
Emerging Markets Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

At December 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	31.8%
Financials	27.9
Consumer Discretionary	13.2
Communication Services	8.8
Consumer Staples	5.4
Industrials	5.3
Materials	2.8
Health Care	2.6
Real Estate	1.0
Utilities	0.5
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $19,341,115, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,133,995	$63,654,396	$(53,447,276)	$ —	$ —	$19,341,115	$108,960	19,341,115

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$9,859,803	$68,510,300	$ —	$78,370,103
Chile	—	11,396,719	—	11,396,719
China	33,860,368	248,256,456	—	282,116,824
Czech Republic	—	6,021,678	—	6,021,678
Hong Kong	—	31,116,947	—	31,116,947

Calvert
Emerging Markets Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Hungary	$ —	$10,978,416	$ —	$10,978,416
India	9,491,676	245,417,035	—	254,908,711
Indonesia	—	7,189,470	—	7,189,470
Malaysia	—	19,609,808	—	19,609,808
Mexico	43,447,909	—	—	43,447,909
Peru	6,864,466	—	—	6,864,466
Poland	—	42,609,779	—	42,609,779
South Africa	—	49,493,925	—	49,493,925
South Korea	—	170,839,676	—	170,839,676
Taiwan	—	325,418,474	—	325,418,474
United Kingdom	—	30,312,610	—	30,312,610
Total Common Stocks	$103,524,222	$1,267,171,293(1)	$ —	$1,370,695,515
Short-Term Investments	$19,341,115	$ —	$ —	$19,341,115
Total Investments	$122,865,337	$1,267,171,293	$ —	$1,390,036,630

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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